NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 8 - NOTES PAYABLE

(a) NOTES PAYABLE IN DEFAULT:

Notes payable in default consist of various notes bearing interest at rates from 5% to 9%, which are unsecured with original due dates between August 2000 and December 2016. All the notes are unpaid to date and are in default and are thus classified as current liabilities. At September 30, 2021 and December 31, 2020, notes payable in default amounted to $871,082 and $871,082, respectively. Accrued interest on the notes in default at September 30, 2021 and December 31, 2020 are $372,180 and $345,663, respectively. Below is a discussion of the details to the notes payable in default and a table summarizing the notes in default with additional information.

GLOBAL TECH INDUSTRIES GROUP, INC.

Notes to the Unaudited Condensed Consolidated Financial Statements

September 30, 2021

During 2002, the Company settled a trade payable in litigation by executing a note payable to a company in the amount of $18,000, interest accrues at 6% per annum, unsecured, due September 1, 2002, and in default. Accrued interest at September 30, 2021 and December 31, 2020 is $21,690 and $20,880, respectively.

Also during 2002, in settlement of another trade payable, the Company executed a note payable to a company in the amount of $30,000, interest accrues at 6% per annum, unsecured, due September 12, 2002, in default. Accrued interest at September 30, 2021 and December 31, 2020 is $33,649 and $32,299, respectively.

During 2000, the Company executed a note payable to an individual in the amount of $25,000, interest accrues at 5% per annum, unsecured, due August 31, 2000, in default. Accrued interest at September 30, 2021 and December 31, 2020 is $28,030 and $27,091, respectively.

In 2002, the Company settled an obligation with a consultant by executing a note payable for $40,000, interest accrues at 7% per annum, unsecured, due July 10, 2002, in default. Accrued interest at September 30, 2021 and December 31, 2020 is $54,387 and $52,287, respectively.

On December 27, 2009, the Company executed a note payable to an individual for various advances to the Company in the amount of $292,860. On June 26, 2013, this note was renegotiated to include the accrued interest. The new note balance is $388,376 and interest accrues at 5% per annum, unsecured, and is extended to October 5, 2019, with monthly installments beginning in 2014 of $5,553, which did not occur. This note is in default. Accrued interest at June 30, 2021 and December 31, 2020 is $160,474 and $145,909, respectively.

In January 27, 2010, the Company executed a note payable to a corporation in the amount of $192,000, bears no interest and is due on demand after 6 months of execution and is unsecured. No demand has been made at the date of these financial statements, but the note is in default. Interest expense in the amount of $13,440 has been imputed for this note in 2020 and 2019, with an offsetting entry to additional paid in capital.

On August 28, 2012, and September 17, 2012, the Company executed a note payable to a corporation in the amount of $12,000 and $20,000, respectively. On June 26, 2013, this note was renegotiated to include the accrued interest. The new note balance is $32,960 and interest accrues at 5% per annum, unsecured, and is extended to October 5, 2018, with monthly installments beginning in 2014 of $473, which did not occur, and is unsecured and in default. Accrued interest at June 30, 2021 and December 31, 2020 is $13,619 and $12,383, respectively.

On April 12, 2012, the Company executed a note payable to a corporation in the amount of $100,000, however on June 26, 2013, this note was renegotiated to bear interest at 5% per annum, unsecured, extended to October 5, 2018, with monthly installments beginning in 2014 of $1,430, which did not occur and this note is in default. Accrued interest at June 30, 2021 and December 31, 2020 is $41,318 and $37,568, respectively.

On December 31, 2012, the Company executed a note payable to a corporation in the amount of $32,000, however on June 26, 2013, this note was renegotiated to include accrued interest. The new note balance is $32,746, bears interest at 5% per annum, unsecured, extended to October 5, 2018, with monthly installments beginning in 2014 of $468, which did not occur and this note is in default. Accrued interest at September 30, 2021 and December 31, 2020 is $13,527 and $12,300, respectively.

On March 11, 2014, the Company executed a note agreement with an LLC in the amount of $5,000, interest accrues at 6% per annum, unsecured, due after 8 months of execution, extended to October 5, 2018 and is in default. Accrued interest at September 30, 2021 and December 31, 2020 is $2,267 and $2,042, respectively.

On January 31, 2014, the Company executed a note agreement with a Corporation in the amount of $7,000, interest accrues at 6% per annum, unsecured, due after 8 months of execution, but extended to October 5, 2018 and is in default. Accrued interest at September 30, 2021 and December 31, 2020 is $3,219 and $2,904, respectively.

GLOBAL TECH INDUSTRIES GROUP, INC.

Notes to the Unaudited Condensed Consolidated Financial Statements

September 30, 2021

None of the above notes are convertible or have any covenants.

(b) Additional detail to all Notes Payable in Default is as follows:

September 30, 2021	December 31, 2020	Interest	Interest Expense
Principal	Principal	Rate	9/30/2021	9/30/2020	Maturity
$32,960	32,960	5.00%	1,236	1,236	10/5/18
32,746	32,746	5.00%	1,227	1,227	10/5/18
5,000	5,000	6.00%	225	225	10/5/18
100,000	100,000	5.00%	3,750	3,750	10/5/18
7,000	7,000	6.00%	315	315	10/5/18
388,376	388,376	5.00%	14,565	14,565	10/5/18
192,000	192,000	0%	10,080	10,080	10/5/18
18,000	18,000	6.00%	810	810	9/1/2002
30,000	30,000	6.00%	1,350	1,350	9/12/2002
25,000	25,000	5.00%	939	939	8/31/2000
40,000	40,000	7.00%	2,100	2,100	7/10/2002

$871,082	$871,082		$36,597	$36,597

At September 30, 2021 and December 31, 2020, accrued interest on the outstanding notes payable (default and current) were $376,007 and $345,663, respectively and related party notes was $0 and $0, respectively. Interest expense on the outstanding notes amounted to $40,425 and $162,068 for the nine months ended September 30, 2021 and 2020, including the imputed interest discussed below.

(c) CONVERTIBLE DEBENTURE:

On November 27, 2020, the Company executed a convertible debenture with a corporation in the amount of $74,800, 10% interest per annum, unsecured, due on November 27, 2021. The debenture included a conversion right to be exercised at any time 180 days after execution of the note and was convertible into common stock of the Company at 75% of the market price, being calculated as the lowest three trading prices during the fifteen trading day period prior to conversion. The Debenture also required the Company to reserve 5 times the expected conversion share amount at the transfer agent, to ensure there were sufficient shares available upon conversion.

The convertible debenture also contained an OID or original issue discount of $6,800, which was deducted from the proceeds, thus resulting in $68,000 net proceeds to the Company. Because the Company prepaid the debenture in February 2021, it incurred a 20% pre-payment penalty, and expensed the OID in full during 2020.

Accrued interest and penalties at September 30, 2021 and December 31, 2020 were $0 and $12,045, respectively. At September 30, 2021 and December 31, 2020, the Convertible Debenture balance was $0 and $74,800, respectively.

GLOBAL TECH INDUSTRIES GROUP, INC.

Notes to the Unaudited Condensed Consolidated Financial Statements

September 30, 2021

(d) NOTES PAYABLE

On July 20, 2021, the Company received cash from an individual in the amount of $100,000 as a loan bearing interest at 5%, with a term of 12 months of the date received. At September 30, 2021 and 2020, accrued interest on this note totals $2,170 and $0, respectively.

On August 6, 2021, the Company received cash from an individual in the amount of $100,000 as a loan bearing interest at 5%, with a term of 12 months of the date received. At September 30, 2021 and 2020, accrued interest on this note totals $1,658 and $0, respectively.

(e) Additional detail to all Notes Payable is as follows:

September 30, 2021	December 31, 2020	Interest	Interest Expense
Principal	Principal	Rate	9/30/2021	9/30/2020	Maturity
$100,000	0	5.00%	2,170	0	7/20/22
100,000	0	5.00%	1,658	0	8/6/22

200,000	0		3,828	0

(f) STOCK DEPOSITS

On February 26, 2021, the Company received cash from an accredited investor in the amount of $100,000, as a deposit for the eventual issuance of common shares of the Company.

On March 26, 2021, the Company received an additional amount of $50,000 from an accredited investor as an upfront deposit for common shares of the Company to be issued later in 2021.

During the 2nd quarter 2021, the Company received 5 advances totaling $190,000 from an accredited investor as an upfront deposit for the issuance of common shares of the Company later in 2021.

During the 3rd quarter 2021, the Company received 3 advances totaling $150,000 from an accredited investor as an upfront deposit for the issuance of common shares of the Company later in 2021.

Stock deposits are advances only and do not bear interest and are unsecured, but have the intention of being satisfied through the issuance of common shares of the Company during the current fiscal period.

(g) IMPUTED INTEREST

During the three months ended September 30, 2021 and 2020, the Company recorded imputed interest on a non-interest-bearing note in the amount of $3,360 and $3,360, respectively, as an increase in additional paid in capital. The imputed interest for the nine months ended September 30, 2021 and 2020 was $10,080 and $10,080, respectively.

NOTE 5 - NOTES PAYABLE

(a) NOTES PAYABLE IN DEFAULT:

Notes payable in default consist of various notes bearing interest at rates from 5% to 9%, which are unsecured with original due dates between August 2000 and December 2016. All the notes are unpaid to date and are in default and are thus classified as current liabilities. On December 31, 2020, and 2019, notes payable in default amounted to $871,082 and $871,082, respectively. Accrued interest on the notes in default on December 31, 2020, and 2019 are $345,663 and $310,307, respectively. Below is a discussion of the details to the notes payable in default and a table summarizing the notes in default with additional information.

During 2002, the Company settled a trade payable in litigation by executing a note payable to a Company in the amount of $18,000, interest accrues at 6% per annum, unsecured, due September 1, 2002, and in default . Accrued interest on December 31, 2020, and 2019 is $20,880 and $19,800, respectively.

Also, during 2002, in settlement of another trade payable, the Company executed a note payable to a Company in the amount of $30,000, interest accrues at 6% per annum, unsecured, due September 12, 2002, in default. Accrued interest on December 31, 2020, and 2019 is $32,299 and $30,499, respectively.

During 2000, the Company executed a note payable to an individual in the amount of $25,000, interest accrues at 5% per annum, unsecured, due August 31, 2000, in default. Accrued interest on December 31, 2020, and 2019 is $27,091 and $25,839, respectively.

In 2002, the Company settled an obligation with a consultant by executing a note payable for $40,000, interest accrues at 7% per annum, unsecured, due July 10, 2002, in default. Accrued interest on December 31, 2020, and 2019 is $52,287 and $49,487, respectively.

On December 27, 2009, the Company executed a note payable to an individual for various advances to the Company in the amount of $292,860. On June 26, 2013, this note was renegotiated to include the accrued interest. The new note balance is $388,376 and interest accrues at 5% per annum, unsecured, and is extended to October 5, 2019, with monthly installments beginning in 2014 of $5,553, which did not occur. This note is in default. Accrued interest on December 31, 2020, and 2019 is $145,909 and $126,489, respectively.

On January 27, 2010, the Company executed a note payable to a corporation in the amount of $192,000, bears no interest and is due on demand after 6 months of execution and is unsecured. No demand has been made at the date of these financial statements, but the note is in default. Interest expense in the amount of $13,440 has been imputed for this note in 2020 and 2019, with an offsetting entry to Paid in Capital.

On August 28, 2012, and September 17, 2012, the Company executed a note payable to a corporation in the amount of $12,000 and $20,000, respectively. On June 26, 2013, this note was renegotiated to include the accrued interest. The new note balance is $32,960 and interest accrues at 5% per annum, unsecured, and is extended to October 5, 2018, with monthly installments beginning in 2014 of $473, which did not occur, and is unsecured and in default. Accrued interest on December 31, 2020, and 2019 is $12,383 and $10,735, respectively.

On April 12, 2012, the Company executed a note payable to a corporation in the amount of $100,000, however on June 26, 2013, this note was renegotiated to bear interest at 5% per annum, unsecured, extended to October 5, 2018, with monthly installments beginning in 2014 of $1,430, which did not occur, and this note is in default. Accrued interest on December 31, 2020, and 2019 is $37,568 and $32,568, respectively.

On December 31, 2012, the Company executed a note payable to a corporation in the amount of $32,000, however on June 26, 2013, this note was renegotiated to include accrued interest. The new note balance is $32,746, bears interest at 5% per annum, unsecured, extended to October 5, 2018, with monthly installments beginning in 2014 of $468, which did not occur, and this note is in default. Accrued interest on December 31, 2020, and 2019 is $12,300 and $10,664, respectively.

On March 11, 2014, the Company executed a note agreement with an LLC in the amount of $5,000, interest accrues at 6% per annum, unsecured, due after 8 months of execution, extended to October 5, 2018, and is in default. Accrued interest on December 31, 2020, and 2019 is $2,042 and $1,742, respectively.

On January 31, 2014, the Company executed a note agreement with a corporation in the amount of $7,000, interest accrues at 6% per annum, unsecured, due after 8 months of execution, but extended to October 5, 2018, and is in default. Accrued interest on December 31, 2020, and 2019 is $2,904 and $2,484, respectively.

None of the above notes are convertible or have any covenants.

(b) Additional detail to all Notes Payable in Default is as follows:

2020	2019	Interest	Interest Expense
Principal	Principal	Rate	12/31/2020	12/31/2019	Maturity
$32,960	32,960	5.00%	1,649	1,648	10/5/18
32,746	32,746	5.00%	1,637	1,636	10/5/18
5,000	5,000	6.00%	300	300	10/5/18
100,000	100,000	5.00%	5,000	5,000	10/5/18
7,000	7,000	6.00%	420	420	10/5/18
388,376	388,376	5.00%	19,420	19,419	10/5/18
192,000	192,000	0%	13,440	13,440	10/5/18
18,000	18,000	6.00%	1,080	1,080	9/1/2002
30,000	30,000	6.00%	1,800	1,800	9/12/2002
25,000	25,000	5.00%	1,250	1,250	8/31/2000
40,000	40,000	7.00%	2,800	2,800	7/10/2002

$871,082	$871,082		$48,796	$48,793

On December 31, 2020, and 2019, accrued interest on the outstanding notes payable were $345,663 and $310,307, respectively and related party notes was $0 and $298,796, respectively. Interest expense on the outstanding notes amounted to $183,669 and $99,361 for the years ended December 31, 2020, and 2019, including the imputed interest discussed above.

(c) CONVERTIBLE DEBENTURE:

On November 27, 2020, the Company executed a convertible debenture with a corporation in the amount of $74,800, interest accrues at 10% per annum, unsecured, due on November 27, 2021. The debenture includes a conversion right to be exercised at any time 180 days after execution of the note and is convertible into common stock of the Company at 75% of the market price, being calculated as the lowest three trading prices during the fifteen-trading day period prior to conversion. The Debenture also required the Company to reserve 5 times the expected conversion share amount at the transfer agent, to insure there are sufficient shares available upon conversion.

The convertible debenture also contains a OID or original issue discount of $6,800, which was deducted from the proceeds, thus advancing $68,000 to the Company. Because the Company subsequently prepaid the debenture, the OID was completely expensed in the 2020 year.

The convertible debenture can be prepaid before the maturity date, however, if it is prepaid there are penalties associated with an early prepayment as follows:

Payment within 60 days of execution, prepayment penalty is 15%.

Payment after 60 days but within 90 days, prepayment penalty is 20%

Payment after 90 days but within 120 days, prepayment penalty is 25%

Payment after 120 days but within 180 days, prepayment penalty is 29%

Because the Company prepaid the Convertible Debenture on February 26, 2021 (see subsequent events), the Company accrued the related penalties pursuant to the agreement, along with the accrued interest. Accrued interest and penalties on December 31, 2020, was $12,045, and the Convertible Debenture balance was $74,800.